Annual Total Returns- Alger Large Cap Growth Portfolio (Class I2) [BarChart] - Class I2 - Alger Large Cap Growth Portfolio - Class I-2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.35%)	9.87%	35.08%	10.99%	1.72%	(0.83%)	28.46%	2.21%	27.43%	67.03%